American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
May 31, 2026

California Intermediate-Term Tax-Free Bond Fund - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 100.2%
California — 99.0%
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/28 (AG)	2,620,000	2,706,882
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/31 (AG)	1,395,000	1,439,458
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/32 (AG)	490,000	505,061
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/43	1,250,000	1,290,678
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,519,530
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,015,704
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,573,049
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NPFG)(1)	9,000,000	6,462,869
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/31	2,000,000	2,270,148
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/32	2,350,000	2,709,996
Anaheim Public Financing Authority Rev., (City of Anaheim CA), 5.00%, 9/1/35 (BAM)	6,000,000	6,145,232
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/45(1)	1,600,000	668,242
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/46(1)	1,535,000	603,381
Atwater Wastewater Rev., 5.00%, 5/1/27 (AG)	415,000	423,316
Atwater Wastewater Rev., 5.00%, 5/1/29 (AG)	700,000	715,019
Atwater Wastewater Rev., 5.00%, 5/1/32 (AG)	895,000	911,992
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AG)	6,420,000	6,428,905
Bay Area Toll Authority Rev., 5.00%, 4/1/42	2,750,000	3,271,198
Bay Area Toll Authority Rev., 5.00%, 4/1/42	7,000,000	7,600,349
Bay Area Toll Authority Rev., 5.00%, 4/1/43	2,600,000	3,086,371
Bay Area Toll Authority Rev., 5.00%, 4/1/44	1,000,000	1,104,668
Bay Area Toll Authority Rev., 5.00%, 4/1/45	1,000,000	1,067,648
Bay Area Toll Authority Rev., VRDN, 2.35%, 6/1/26 (LOC: Bank of America N.A.)	405,000	405,000
Bay Area Toll Authority Rev., VRDN, 2.35%, 6/1/26 (LOC: Barclays Bank PLC)	3,800,000	3,800,000
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/33	1,500,000	1,535,698
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/34	1,785,000	1,825,822
California Community Choice Financing Authority Rev., 5.00%, 11/1/33 (GA: Canadian Imperial Bank)	25,000,000	27,044,685
California Community Choice Financing Authority Rev., 5.25%, 2/1/36 (GA: Realty Income Corp.)	20,000,000	21,828,144
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	11,045,000	11,212,643
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,833,100
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	11,150,000	11,776,064
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	6,545,000	6,945,025
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	4,605,000	5,008,815
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	14,410,000	15,232,005
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Pacific Life Insurance Co.)	4,330,000	4,611,920
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	10,010,000	10,844,284
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	6,000,000	6,257,299
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/55 (GA: American General Life)	12,400,000	12,955,944
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	5,695,000	6,173,970
California Community Choice Financing Authority Rev., VRN, 5.00%, 3/1/56 (GA: Pacific Life Insurance Co.)	7,000,000	7,530,573
California Community Choice Financing Authority Rev., VRN, 3.88%, (SOFR plus 1.45%), 4/1/56 (GA: Morgan Stanley)	3,000,000	2,997,682
California Community Choice Financing Authority Rev., VRN, 5.00%, 10/1/56 (GA: Bank Of Nova Scotia TR)	6,100,000	6,598,862
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	284,840
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	827,687

California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,329,523
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,632,165
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	1,955,000	1,987,394
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/32	400,000	422,233
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/34	500,000	502,243
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/36	275,000	274,148
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	250,000	242,387
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/43	3,000,000	3,586,766
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/46	4,450,000	5,165,766
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	304,725
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	812,874
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	513,257
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	653,464
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	1,485,000	1,546,368
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/40	325,000	369,785
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/35	4,000,000	4,742,185
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/37	200,000	227,673
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/38	300,000	339,695
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/39	350,000	394,550
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/40	315,000	353,319
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/41	500,000	559,425
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/42	575,000	639,567
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/43	610,000	674,270
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/44	725,000	794,664
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/45	1,010,000	1,096,904
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/35	425,000	480,762
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/36	450,000	506,263
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/37	525,000	586,415
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/39	580,000	640,746
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/40	400,000	440,141
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/41	600,000	657,966
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/42	675,000	735,392
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/43	1,100,000	1,192,831
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/44	1,000,000	1,075,983
California Enterprise Development Authority Rev., (Milken Community School), 5.00%, 7/1/33	7,020,000	7,819,558
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/39	2,870,000	3,037,250
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/45	1,745,000	1,774,453
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/34(2)	950,000	997,385
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/44(2)	1,000,000	1,013,659
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/33	400,000	454,125
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/34	300,000	343,428
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/35	325,000	369,557
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/36	450,000	509,906
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/37	500,000	561,785
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/38	500,000	558,535
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/39	450,000	500,194
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	300,000	332,983
California Health Facilities Financing Authority Rev., 4.00%, 4/1/45 (BAM-TCRS)	1,000,000	974,873
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.25%, 12/1/40	4,820,000	5,246,664
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,004,629
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,013,463
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,711,741
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	401,747
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 8/15/33	1,900,000	1,907,820
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,441,173

California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	10,000,000	9,540,157
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/37	1,600,000	1,617,805
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/37	1,600,000	1,772,727
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	3,000,000	3,025,091
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/39	2,000,000	2,192,663
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,790,710
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/40	2,200,000	2,403,863
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/42	1,800,000	2,020,984
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/43	1,750,000	1,955,610
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/44	2,000,000	2,235,726
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	1,250,000	1,250,392
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	2,000,000	2,154,545
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/30	1,730,000	1,737,910
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/31	1,300,000	1,305,642
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	4,000,000	4,640,872
California Health Facilities Financing Authority Rev., (Rady Children's Hospital Obligated Group), VRN, 5.00%, 8/15/47	5,000,000	5,505,209
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), VRN, 5.00%, 11/15/61	9,000,000	9,871,977
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/33	4,000,000	4,638,262
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,517,544
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	3,700,000	3,818,282
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,288,990
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 4.00%, 11/15/42	2,925,000	2,838,780
California Housing Finance Agency Rev., 4.25%, 1/15/35	4,635,544	4,804,285
California Housing Finance Agency Rev., 3.50%, 11/20/35	9,905,395	9,836,718
California Housing Finance Agency Rev., (300 De Haro Venture LP), VRN, 3.25%, 6/1/55	7,375,000	7,392,143
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	5,000,000	5,032,444
California Housing Finance Agency Rev., (Century WLAVA 4 LP), VRN, 2.95%, 6/1/46	3,000,000	3,003,449
California Housing Finance Agency Rev., (CRP Banana Belt LP), VRN, 2.80%, 11/1/59	3,000,000	2,999,325
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	6,670,000	6,677,017
California Housing Finance Agency Rev., (Tampa Sherman LP), VRN, 2.90%, 5/1/56	14,000,000	13,988,997
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	3,850,000	3,880,301
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), 3.25%, 8/1/29	1,000,000	1,006,424
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 11/1/31	10,670,000	11,790,783
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	1,925,317
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	2,125,000	2,252,552
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	514,294
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	372,270
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/39	200,000	217,784
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	654,330
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/40	255,000	276,629
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	427,069
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/41	290,000	312,716

California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/42	250,000	268,310
California Infrastructure & Economic Development Bank Rev., (Museum Associates), 3.25%, 6/1/33	1,750,000	1,757,227
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,143,712
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/45	2,600,000	2,826,875
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	1,670,000	1,683,131
California Municipal Finance Authority Rev., 5.00%, 12/1/40	600,000	665,036
California Municipal Finance Authority Rev., 4.70%, 7/1/41 (FNMA)	4,735,000	4,942,058
California Municipal Finance Authority Rev., 4.00%, 12/1/43	2,100,000	2,082,525
California Municipal Finance Authority Rev., (21010 Vanowen LP), VRN, 3.00%, 2/1/57	5,000,000	5,009,825
California Municipal Finance Authority Rev., (4252 Crenshaw Preservation LLC), 3.75%, 12/1/35 (FHLMC)	2,500,000	2,479,469
California Municipal Finance Authority Rev., (5435 Balboa LP), VRN, 3.15%, 8/1/59	1,650,000	1,654,870
California Municipal Finance Authority Rev., (6033 De Soto LP), VRN, 2.95%, 1/1/56	4,000,000	3,999,700
California Municipal Finance Authority Rev., (Aldersly), 3.75%, 11/15/28	805,000	805,141
California Municipal Finance Authority Rev., (Aldersly), 4.00%, 11/15/28	940,000	940,519
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	580,000	580,110
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(2)	1,500,000	1,500,883
California Municipal Finance Authority Rev., (California Baptist University), 5.125%, 11/1/40(2)	1,100,000	1,145,634
California Municipal Finance Authority Rev., (California Baptist University), 5.50%, 11/1/45(2)	1,750,000	1,749,840
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/27	300,000	306,662
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	155,782
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/29	225,000	233,372
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/30	225,000	232,981
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/31	200,000	206,589
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/32	225,000	231,901
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/33	225,000	231,417
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/34	250,000	256,511
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/35	225,000	230,540
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/36	250,000	255,703
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	775,000	791,587
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/38	300,000	305,931
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	5,878,386
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,163,705
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/31	270,000	293,716
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/33	600,000	661,257
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/35	660,000	727,472
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/37	720,000	785,791
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/39	950,000	1,027,385
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/40	525,000	561,575
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	2,560,000	2,418,633
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 2.35%, 6/1/26 (GA: Chevron Corp.)	9,500,000	9,500,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/31	400,000	417,459
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,139,667
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	7,500,000	7,760,673
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/38	500,000	514,603
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	764,068
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(2)	435,000	445,622
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(2)	1,130,000	1,137,137

California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/30	785,000	781,957
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/31	1,635,000	1,622,796
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/32	1,700,000	1,678,970
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/34	1,240,000	1,208,139
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/35	500,000	482,995
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(2)	100,000	103,869
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.50%, 12/1/45	1,000,000	1,062,384
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(2)	1,590,000	1,609,119
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,767,946
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,363,137
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,726,368
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,039,089
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/27	300,000	302,957
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/29	740,000	755,336
California Municipal Finance Authority Rev., (County of Orange CA), 5.00%, 6/1/37	2,990,000	3,045,731
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	1,500,000	1,418,119
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,262,116
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,133,829
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,519,348
California Municipal Finance Authority Rev., (EL Camino LP), VRN, 2.50%, 3/1/46	2,000,000	1,970,454
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,386,376
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,516,959
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/32	1,000,000	1,023,553
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,020,622
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	2,565,000	2,613,549
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	732,677
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,016,084
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/30	1,055,000	1,130,697
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/32	1,160,000	1,266,823
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/33	1,825,000	2,006,372
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/34	1,280,000	1,403,338
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/35	1,340,000	1,461,652
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/37	2,210,000	2,393,387
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/38	3,105,000	3,352,552
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	1,250,000	1,306,224
California Municipal Finance Authority Rev., (Gateways Hospital and Mental Health Center), 5.00%, 9/1/41	635,000	658,217
California Municipal Finance Authority Rev., (Gateways Hospital and Mental Health Center), 5.00%, 9/1/46	425,000	430,055
California Municipal Finance Authority Rev., (Gracelight Community Health Obligated Group), 4.125%, 6/1/36	750,000	725,499
California Municipal Finance Authority Rev., (Gracelight Community Health Obligated Group), 5.125%, 6/1/45	950,000	964,089
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/35	1,000,000	1,080,743
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/36	745,000	802,066
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/39	1,000,000	1,111,491
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/40	750,000	825,541
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/41	750,000	823,833
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/42	1,250,000	1,363,867
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/43	1,000,000	1,085,161
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/44	675,000	726,654
California Municipal Finance Authority Rev., (Lakeside Vista Apartments LP), 4.35%, 6/1/42 (FHLMC)	13,000,000	13,202,696
California Municipal Finance Authority Rev., (Maison's Sierra Phase 2 LP), 4.45%, 11/1/43 (FNMA)	2,725,000	2,786,191
California Municipal Finance Authority Rev., (Palmdale Family Apartments LP), VRN, 3.00%, 6/1/45	7,600,000	7,631,307
California Municipal Finance Authority Rev., (Palmdale Family Housing LP), VRN, 2.95%, 1/1/56	1,750,000	1,750,975

California Municipal Finance Authority Rev., (PRG - Potrero Properties LLC), 5.00%, 6/30/32	10,250,000	11,036,131
California Municipal Finance Authority Rev., (PRG - Potrero Properties LLC), 5.00%, 9/1/41	1,400,000	1,547,266
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/28	305,000	315,145
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/29	250,000	262,544
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/30	200,000	213,074
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/31	210,000	225,967
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/32	310,000	336,779
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/33	490,000	536,178
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/34	410,000	451,532
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/35	725,000	796,034
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/36	565,000	617,882
California Municipal Finance Authority Rev., (San Jose South 1st Street Associates LP), 5.00%, 12/1/44 (FNMA)	10,000,000	10,751,359
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/28	350,000	367,196
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/30	300,000	327,405
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/31	465,000	514,367
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/32	500,000	559,134
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/33	725,000	819,840
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/34	1,330,000	1,484,738
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/35	540,000	600,280
California Municipal Finance Authority Rev., (Standard Buchanan Venture LP), VRN, 2.95%, 6/1/44	5,605,000	5,606,819
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,000,000
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,016,985
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	1,875,000	1,962,837
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.125%, 11/1/41 (FNMA)	6,290,000	6,215,229
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.40%, 12/1/43 (FHLMC)(3)	5,895,000	5,934,384
California Municipal Finance Authority Rev., (Wildomar Family Housing LP), VRN, 3.05%, 12/1/64	2,300,000	2,304,885
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(2)	1,530,000	1,514,334
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(2)	1,000,000	910,685
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(2)	2,750,000	2,072,690
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)(HUD)	1,450,000	1,492,059
California Municipal Finance Authority Rev., VRN, 4.33%, 11/20/40	3,920,740	3,895,825
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	5,848,054	5,472,291
California Municipal Finance Authority Special Tax, (California Municipal Finance Auth Cmnty Facs Dist 2024-11, Special Tax Rev.), 5.00%, 9/1/46	350,000	354,163
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/35	1,320,000	1,326,293
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/36	585,000	587,810
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/41	1,610,000	1,551,257
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 5.75%, 9/1/42	1,500,000	1,601,667
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/39	400,000	418,802
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/44	750,000	772,157
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/45	670,000	685,947
California Municipal Finance Authority VRN, 3.00%, 6/1/45(3)	720,000	720,570
California Municipal Finance Authority SEQ, Series A-1, Class A1, 4.05%, 7/20/41	4,991,317	4,931,158
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 7/1/39(2)	2,000,000	2,051,273
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 11/21/45(2)	3,435,000	3,498,341
California Public Finance Authority Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/49	750,000	768,154
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/33	500,000	501,780
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	1,000,000	1,002,241

California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	786,197
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 2.40%, 6/1/26 (LIQ FAC: JPMorgan Chase Bank N.A.)	535,000	535,000
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 2.40%, 6/1/26 (LIQ FAC: JPMorgan Chase Bank N.A.)	3,575,000	3,575,000
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/27	1,070,000	1,093,254
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/28	700,000	727,536
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/29	625,000	660,673
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/30	750,000	804,110
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/28	4,000,000	4,218,665
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/30	3,250,000	3,574,698
California School Finance Authority Rev., 5.00%, 6/1/37(2)	240,000	240,643
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/39(2)	250,000	266,862
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(2)	325,000	313,138
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	2,000,000	2,013,663
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(2)	525,000	484,419
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(2)	340,000	358,196
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(2)	505,000	505,384
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/35(2)	355,000	372,492
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/36(2)	375,000	391,692
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/37(2)	395,000	410,620
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(2)	465,000	451,845
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/38(2)	415,000	429,611
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/39(2)	435,000	448,472
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/41(2)	480,000	487,534
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/43(2)	175,000	176,260
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/44(2)	185,000	185,608
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(2)	680,000	569,676
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(2)	450,000	450,923
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(2)	310,000	315,341
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(2)	380,000	390,861
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(2)	1,215,000	1,258,480
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	1,000,000	1,044,002
California School Finance Authority Rev., (Larchmont Schools), 6.00%, 6/1/56(2)	585,000	605,352
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/30(2)	250,000	253,163
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	120,000	120,000
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(2)	150,000	150,030
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(2)	670,000	670,341
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(2)	635,000	612,410
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(4)	260,000	265,443
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/29(2)	130,000	130,093
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/39(2)	740,000	740,075
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/33 (ST INTERCEPT)(2)	850,000	884,260
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	781,520
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	832,059
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	886,634
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	936,195
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,750,000	1,769,787
California State Public Works Board Rev., (State of California), 5.00%, 5/1/27	5,000,000	5,025,997
California State Public Works Board Rev., (State of California), 5.00%, 9/1/33	3,500,000	4,003,465
California State Public Works Board Rev., (State of California), 5.00%, 9/1/34	2,500,000	2,887,852
California State Public Works Board Rev., (State of California), 5.00%, 8/1/35	2,615,000	2,871,585
California State University Rev., 5.00%, 11/1/28	2,000,000	2,049,569
California State University Rev., 5.00%, 11/1/29	1,000,000	1,024,331

California State University Rev., 5.00%, 11/1/30	3,000,000	3,069,976
California State University Rev., 5.00%, 11/1/31	2,900,000	2,962,830
California State University Rev., 5.00%, 11/1/39	5,000,000	5,672,200
California State University Rev., VRN, 3.125%, 11/1/51	4,300,000	4,292,959
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/31 (AG)	1,155,000	1,222,930
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/34 (AG)	1,340,000	1,411,915
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/38 (AG)	1,000,000	1,041,270
California Statewide Communities Development Authority Rev., 5.00%, 10/1/32(2)	7,000,000	7,761,215
California Statewide Communities Development Authority Rev., 5.00%, 11/15/32 (CA MTG INS)	1,685,000	1,793,999
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,591,441
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/26	325,000	325,605
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,052,900
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,017,783
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,251,734
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	1,942,595
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,251,813
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	605,000	605,580
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	684,928
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	707,790
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,359,851
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	1,605,000	1,690,926
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AG)	350,000	357,144
California Statewide Communities Development Authority Rev., (Foothill Oak Park Apartments LLC), VRN, 4.25%, 9/1/67 (FNMA)	2,300,000	2,352,294
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/30	145,000	146,987
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/31	125,000	126,665
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/32	185,000	185,868
California Statewide Communities Development Authority Rev., (Heritage Park Apartments Roseville LP), 3.70%, 4/1/35 (FNMA)	2,500,000	2,525,476
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(2)	615,000	615,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(2)	375,000	385,352
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(2)	475,000	482,150
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	5,000,000	5,002,925
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(2)	1,000,000	1,029,047
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	6,500,000	6,503,188
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,085,395
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/34	680,000	776,122
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/35	570,000	647,815
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/36	1,500,000	1,692,028
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/37	1,045,000	1,171,017
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/38	1,020,000	1,137,361
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/39	1,485,000	1,649,594

California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/40	3,645,000	4,038,154
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/41	3,825,000	4,216,889
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/42	2,010,000	2,205,795
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/43	2,110,000	2,300,520
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/44	4,430,000	4,795,228
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/45	4,650,000	4,993,808
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	5,175,000	5,337,801
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/36	4,560,000	4,697,557
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/38	3,825,000	3,930,277
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/27	250,000	253,546
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/37	2,225,000	2,260,678
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.25%, 9/1/43	650,000	683,209
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, Series 2009-C3, 5.00%, 4/1/45	5,725,000	6,167,386
Carson Public Financing Authority Rev., (City of Carson CA Reassessment District No. 2001-1), 5.00%, 9/2/30	1,000,000	1,068,610
Centinela Valley Union High School District GO, 5.00%, 8/1/28 (AG)	925,000	976,370
Centinela Valley Union High School District GO, 5.00%, 8/1/29 (AG)	885,000	955,241
Centinela Valley Union High School District GO, 5.00%, 8/1/30 (AG)	570,000	627,898
Centinela Valley Union High School District GO, 5.00%, 8/1/33 (AG)	1,420,000	1,632,759
Centinela Valley Union High School District GO, 5.00%, 8/1/34 (AG)	3,660,000	4,253,559
Central Valley Energy Authority Rev., 5.00%, 8/1/34 (GA: Goldman Sachs Group, Inc.)	2,800,000	3,007,987
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	5,000,000	5,378,135
Chabot-Las Positas Community College District GO, 5.00%, 8/1/44	4,010,000	4,496,877
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	2,900,000	3,127,653
Chaffey Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/48(1)	3,000,000	1,080,554
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2022-1), 5.00%, 9/1/26	130,000	130,516
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2022-1), 5.00%, 9/1/27	195,000	199,636
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2022-1), 5.00%, 9/1/28	205,000	212,819
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 4.00%, 9/1/29	285,000	289,079
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/34	655,000	706,830
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/39	835,000	893,995
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/44	795,000	824,575
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 11), 5.00%, 9/1/40	995,000	1,043,101
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 8), 4.00%, 9/1/36	1,525,000	1,535,208
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	506,494
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/29	215,000	225,120
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/31	235,000	249,339
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/32	250,000	265,405
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/33	260,000	276,144
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/34	275,000	292,679

Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/40	1,000,000	1,053,014
Chula Vista Elementary School District GO, 5.00%, 8/1/40	1,000,000	1,111,597
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/27(2)	155,000	158,589
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/32(2)	400,000	429,238
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/37(2)	385,000	403,237
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 4.00%, 9/1/26(2)	35,000	35,052
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 4.00%, 9/1/31(2)	150,000	152,383
City & County San Francisco Infrastructure & Revitalization Financing District 1 Facilities Tax Allocation, 5.00%, 9/1/35(2)	1,200,000	1,263,847
City & County San Francisco Infrastructure & Revitalization Financing District 1 Facilities Tax Allocation, 5.00%, 9/1/46(2)	1,350,000	1,352,829
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	3,840,860
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	577,778
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/39	500,000	535,689
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/44	725,000	751,464
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 5/1/40 (FNMA)	1,230,000	1,238,902
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 2.45%, 2/1/47(2)	1,900,000	1,663,523
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 3.20%, 9/1/46(2)	5,000,000	3,686,024
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(2)	2,000,000	1,386,071
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(2)	7,545,000	6,566,119
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	705,000	144,673
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	229,476
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	254,499
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	279,354
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	268,507
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,348,958
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,273,742
Desert Community College District GO, 5.00%, 8/1/51	3,050,000	3,248,442
Desert Sands Unified School District GO, 5.00%, 8/1/28	3,000,000	3,177,066
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,788,952
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/36	200,000	200,247
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/38	1,290,000	1,352,319
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/43	2,280,000	2,335,413
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.00%, 9/1/37	955,000	1,011,955
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.25%, 9/1/42	2,000,000	2,107,797
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.00%, 9/1/38	785,000	831,487
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.125%, 9/1/43	1,265,000	1,321,752
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	397,343
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	674,731

East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	504,521
East Bay Municipal Utility District Wastewaters Rev., 5.00%, 6/1/40	6,000,000	6,986,041
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/44	2,250,000	2,457,084
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	30,000,000	29,999,853
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,253,103
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,783,727
Eastern Municipal Water District Community Facilities District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/40	525,000	555,179
Eastern Municipal Water District Community Facilities District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/45	475,000	487,591
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/37	1,700,000	1,762,150
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	1,500,000	1,547,641
El Camino Community College District Fountation GO, 4.00%, 8/1/41	1,000,000	1,039,622
El Dorado Irrigation District COP, 5.00%, 3/1/41	1,345,000	1,471,394
El Dorado Irrigation District COP, 5.00%, 3/1/43	1,950,000	2,108,751
El Monte City School District GO, 5.00%, 8/1/40 (AG)	285,000	329,700
El Monte City School District GO, 5.00%, 8/1/42 (AG)	220,000	249,478
El Monte City School District GO, 5.00%, 8/1/44 (AG)	250,000	279,223
El Monte City School District GO, 5.00%, 8/1/46 (AG)	415,000	454,801
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/47(1)	3,500,000	1,317,815
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	694,732
El Rancho Unified School District GO, Capital Appreciation, 0.00%, 8/1/28(1)	2,665,000	2,503,618
Elk Grove Finance Authority Special Tax, (City of Elk Grove CA Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,720,293
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2016-1 Improvement Area C), 4.00%, 9/1/36	545,000	543,751
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/26	1,120,000	1,125,121
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No. 1), 4.00%, 9/1/35	1,690,000	1,692,143
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/39	1,200,000	1,275,240
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/44	1,000,000	1,035,106
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,118,327
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,004,674
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/36	2,230,000	2,243,873
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/32	245,000	249,021
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/36	550,000	552,817
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,537,590
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	6,725,000	6,646,204
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,493,000	1,451,269
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	7,000,000	6,859,341
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	607,943
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	3,216,149
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,300,000	2,736,586
Fremont Unified School District/Alameda County GO, 5.00%, 8/1/27	690,000	711,416
Fremont Unified School District/Alameda County GO, 5.00%, 8/1/28	500,000	528,965
Fremont Unified School District/Alameda County GO, 5.00%, 8/1/29	675,000	730,937
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/28 (AG)	1,400,000	1,429,752
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/29 (AG)	1,000,000	1,020,370
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/30 (AG)	1,350,000	1,376,466
Glendale Community College District GO, 5.00%, 8/1/44	4,280,000	4,742,278
Glendale Community College District GO, 5.00%, 8/1/45	2,000,000	2,189,220
Glendale Electric Rev., 5.00%, 2/1/45	5,600,000	5,996,194
Glendale Electric Rev., 5.00%, 2/1/46	800,000	851,209
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(4)	6,000,000	6,000,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(4)	2,000,000	2,050,852

Goleta Water District Rev., 5.00%, 9/1/31 (BAM)	400,000	452,285
Goleta Water District Rev., 5.00%, 9/1/33 (BAM)	200,000	232,761
Goleta Water District Rev., 5.00%, 9/1/34 (BAM)	425,000	491,264
Hanford Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	2,235,000	1,140,812
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	10,925,000	10,636,478
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,010,833
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,007,428
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AG)	7,235,000	7,736,142
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AG)	4,195,000	4,385,709
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,303,643
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/36 (AG)(2)	1,450,000	1,466,057
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/41 (AG)(2)	900,000	910,196
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	507,511
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	235,915
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	501,946
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	501,946
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	301,168
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	858,328
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	501,946
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,679,473
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,779,989
Irvine Special Assessment, (City of Irvine Assessment District No. 07-22), VRDN, 2.40%, 6/1/26 (LOC: Sumitomo Mitsui Banking Corp.)	2,130,000	2,130,000
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,509,007
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/27	275,000	283,475
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/28	250,000	263,111
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/29	400,000	429,549
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/30 (AG)	435,000	480,488
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/31 (AG)	350,000	393,370
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/32 (AG)	400,000	456,554
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 5.25%, 5/1/43	2,500,000	2,505,676
Irvine Unified School District Special Tax, 4.00%, 9/1/27	1,735,000	1,751,097
Irvine Unified School District Special Tax, 5.00%, 9/1/29	1,910,000	2,014,342
Irvine Unified School District Special Tax, 4.00%, 9/1/34	2,285,000	2,311,289
Irvine Unified School District Special Tax, 4.00%, 9/1/35	995,000	1,003,240
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AG)	1,500,000	1,500,810
Irvine Unified School District Special Tax, 4.00%, 9/1/38	2,720,000	2,710,898
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/26	635,000	637,727
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/31	345,000	361,517
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/33	395,000	412,120
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	570,125
Irvine Unified School District Financing Authority, 5.00%, 9/1/31 (BAM)(3)	250,000	276,679
Irvine Unified School District Financing Authority, 5.00%, 9/1/32 (BAM)(3)	300,000	335,996
Irvine Unified School District Financing Authority, 5.00%, 9/1/33 (BAM)(3)	450,000	510,728
Irvine Unified School District Financing Authority, 5.00%, 9/1/35 (BAM)(3)	400,000	461,369
Irvine Unified School District Financing Authority, 5.00%, 9/1/36 (BAM)(3)	400,000	464,724
Jurupa Community Services District Special Tax, (Jurupa Community Services District Community Facilities District No. 59), 5.00%, 9/1/40	1,000,000	1,057,710
Jurupa Community Services District Special Tax, (Jurupa Community Services District Community Facilities District No. 59), 5.00%, 9/1/45	2,965,000	3,055,791
Kentfield School District GO, 5.00%, 8/1/39	1,010,000	1,145,919

Kern Community College District GO, 5.00%, 8/1/39	2,000,000	2,236,994
Kern Community College District GO, 5.00%, 8/1/40	1,000,000	1,111,597
La Mesa-Spring Valley School District GO, 4.00%, 8/1/42	350,000	353,775
La Mesa-Spring Valley School District GO, 4.00%, 8/1/43	335,000	337,358
La Mesa-Spring Valley School District GO, 5.00%, 8/1/47	1,250,000	1,306,565
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/40	400,000	422,770
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/45	1,825,000	1,880,883
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/36	930,000	936,225
Lincoln Special Tax, (City of Lincoln CA Community Facilities District No. 2003-1), 5.00%, 9/1/32 (AG)	3,210,000	3,346,982
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co., Inc.)	1,920,000	2,118,368
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co., Inc.)	1,625,000	1,857,436
Long Beach Marina System Rev., 5.00%, 5/15/36	1,925,000	2,186,345
Long Beach Marina System Rev., 5.00%, 5/15/37	2,005,000	2,262,588
Long Beach Marina System Rev., 5.00%, 5/15/38	2,220,000	2,493,460
Long Beach Marina System Rev., 5.00%, 5/15/39	890,000	994,381
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,019,465
Long Beach Unified School District GO, 5.00%, 8/1/32	3,985,000	4,000,513
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 6.05%, 8/1/42	3,200,000	3,455,626
Los Altos Elementary School District GO, 4.125%, 8/1/49	2,010,000	2,005,216
Los Angeles Rev., (West Hollywood Housing LP), VRN, 2.85%, 5/1/60	6,763,000	6,747,582
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,115,000
Los Angeles Community College District GO, 5.00%, 8/1/32	5,000,000	5,718,340
Los Angeles Community College District GO, 4.00%, 8/1/39	10,000,000	10,001,970
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/42	1,800,000	1,872,555
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	5,000,000	5,252,414
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.25%, 12/1/44	2,000,000	2,246,784
Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Prerefunded at 100% of Par(4)	1,565,000	1,685,788
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,383,070
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,279,662
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,534,462
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,371,617
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	935,000	990,404
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	2,545,000	2,596,757
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,661,103
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	2,600,000	2,829,975
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/39	5,000,000	5,470,815
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	6,250,000	6,608,637
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	8,050,000	8,755,332
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/43	1,900,000	2,004,129
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/41	3,470,000	3,700,206
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/26	1,335,000	1,337,384
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/27	1,570,000	1,608,624
Los Angeles Department of Water & Power Water System Rev., 5.00%, 1/1/30	5,370,000	5,707,438
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	3,775,000	4,116,443
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	3,000,000	3,255,213
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,535,850
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42 (BAM)	11,875,000	12,963,053

Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	1,998,039	2,010,820
Los Angeles Housing Authority Rev., (Victory Boulevard Housing Partners LP), VRN, 3.00%, 1/1/46	10,000,000	10,015,176
Los Angeles Unified School District GO, 5.00%, 7/1/28	1,750,000	1,844,372
Los Angeles Unified School District GO, 5.00%, 7/1/35	5,000,000	5,841,482
Los Angeles Unified School District GO, 5.25%, 7/1/40	4,000,000	4,535,207
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,296,300
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,567,538
Manhattan Beach COP, VRN, 5.00%, 7/1/55	1,800,000	1,863,744
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	5,424,076
Marina Joint Powers Financing Authority Rev., 3.40%, 3/1/36 (FNMA)	3,120,000	3,155,293
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	1,000,000	1,024,304
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	2,100,000	2,151,039
Menifee Union School District GO, 4.00%, 8/1/46	5,000,000	4,951,654
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 5), 4.00%, 9/1/36	500,000	499,270
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,812,579
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,914,591
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,296,779
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,121,076
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/27	3,000,000	3,043,523
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,129,285
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,296,001
Monterey Peninsula Community College District GO, 4.00%, 8/1/43	875,000	883,247
Monterey Peninsula Community College District GO, 4.00%, 8/1/44	650,000	653,792
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.00%, 5/1/41 (AG)(3)	1,400,000	1,574,890
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.25%, 5/1/42 (AG)(3)	1,100,000	1,254,562
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.25%, 5/1/43 (AG)(3)	1,000,000	1,133,243
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.25%, 5/1/44 (AG)(3)	1,050,000	1,181,118
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.25%, 5/1/45 (AG)(3)	1,145,000	1,277,539
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.25%, 5/1/46 (AG)(3)	490,000	542,852
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/36	750,000	747,657
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/41	1,625,000	1,551,711
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.00%, 9/1/40	500,000	520,307
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.00%, 9/1/45	750,000	766,720
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,479,813
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(1)	7,495,000	6,704,825
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,783,570
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,000,000	1,204,866
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	5,880,000	7,084,613
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,180,000	1,455,145
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,425,000	1,757,272
Mt San Antonio Community College District GO, 5.00%, 8/1/42	2,900,000	3,248,641
Mt San Antonio Community College District GO, 5.00%, 8/1/45	1,000,000	1,104,402
Napa Valley Unified School District GO, 5.00%, 8/1/43	350,000	390,338
New Hampshire Business Finance Authority Rev., VRN, 3.81%, 7/20/39	6,043,068	5,870,197

North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.25%, 12/1/42	3,250,000	3,543,970
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	10,000,000	10,611,354
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/39	1,000,000	1,139,160
Northern California Transmission Agency Rev., 5.00%, 5/1/38	4,750,000	5,510,801
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,859,504
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,930,838
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,438,976
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,185,000	1,189,613
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/40 (AG)	1,500,000	1,677,976
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/41 (AG)	2,250,000	2,505,733
Ohlone Community College District GO, 5.00%, 8/1/41	2,450,000	2,821,122
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/39	500,000	528,123
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/44	500,000	519,300
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	340,547
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	232,187
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.00%, 9/1/38	1,200,000	1,286,417
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.25%, 9/1/43	1,000,000	1,060,641
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/32	550,000	588,300
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/33	575,000	617,817
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/34	605,000	651,591
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39	1,150,000	1,211,400
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	603,419
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/28	600,000	631,737
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	925,192
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,007,603
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,228,203
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	2,575,000	2,583,650
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/37	1,300,000	1,376,353
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,734,383
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	1,200,000	1,254,335
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34(5)(6)	1,685,000	1,213,200
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39(5)(6)	3,500,000	2,485,000
Oxnard School District GO, 5.00%, 8/1/41 (BAM)	1,000,000	1,092,593
Oxnard School District GO, 5.00%, 8/1/44 (BAM)	1,190,000	1,283,067
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	356,838
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NPFG)	2,150,000	2,162,648
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NPFG)	2,075,000	2,087,177
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NPFG)	1,215,000	1,221,875
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	473,205
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	711,968
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,001,383
Palomar Health GO, (Palomar Health Obligated Group), 5.00%, 8/1/28	1,340,000	1,340,346
Palomar Health GO, (Palomar Health Obligated Group), Capital Appreciation, 7.00%, 8/1/38 (AG)	3,330,000	3,644,004
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,590,251
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	4,080,000	4,043,414
Palos Verdes Peninsula Unified School District GO, Capital Appreciation, 0.00%, 8/1/33(1)	2,600,000	2,093,686
Paradise Unified School District COP, 5.25%, 5/1/44	1,000,000	1,017,917

Paradise Unified School District COP, 5.25%, 5/1/48	2,620,000	2,642,452
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/40(1)	1,000,000	564,771
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/41(1)	1,000,000	536,779
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/42(1)	1,000,000	507,283
Pasadena Unified School District GO, 5.00%, 8/1/29	2,700,000	2,915,154
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,127,966
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	845,923
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	320,581
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	463,514
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	582,941
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,277,704
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/41	3,625,000	3,922,743
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/27 (AG)	3,340,000	3,358,937
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AG)	3,000,000	3,018,745
Pomona Unified School District GO, 5.00%, 8/1/42	150,000	167,124
Pomona Unified School District GO, 5.00%, 8/1/43	200,000	221,476
Port of Los Angeles Rev., 5.00%, 8/1/41	665,000	746,040
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,316,240
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,779,830
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,637,932
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/45	585,000	599,808
Rancho Cordova Special Tax, (City of Rancho Cordova CA The Preserve Community Facs Dist No. 2025-1 Impt Area), 5.00%, 9/1/41	400,000	419,325
Rancho Cucamonga Redevelopment Successor Agency Tax Allocation, (Rancho Cucamonga Redev Agency Successor Agency Rancho Redev Project Area), 5.00%, 9/1/31	1,775,000	2,002,334
Rancho Cucamonga Redevelopment Successor Agency Tax Allocation, (Rancho Cucamonga Redev Agency Successor Agency Rancho Redev Project Area), 5.00%, 9/1/32	1,000,000	1,146,330
Rancho Santa Fe Community Services District Special Tax, (Rancho Santa Fe Community Services District Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,508,163
Ravenswood City School District GO, 5.25%, 8/1/45 (AG)	3,375,000	3,577,910
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/30 (AMBAC)(1)	3,305,000	2,913,785
Redwood City School District GO, 5.00%, 8/1/38	200,000	225,637
Redwood City School District GO, 5.00%, 8/1/39	250,000	280,306
Redwood City School District GO, 5.00%, 8/1/40	350,000	390,719
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,286,794
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.25%, 6/1/26	640,000	640,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.25%, 6/1/26	1,485,000	1,485,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.25%, 6/1/26	5,885,000	5,885,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.35%, 6/1/26	440,000	440,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.35%, 6/1/26	1,300,000	1,300,000
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/40	775,000	811,263
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/45	1,225,000	1,257,861
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/46 (BAM)(1)	1,000,000	385,242
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/47 (BAM)(1)	1,175,000	427,456
Rio Hondo Community College District GO, 5.00%, 8/1/43	1,000,000	1,118,577
Rio Hondo Community College District GO, Capital Appreciation, 0.00%, 8/1/36(1)	6,400,000	4,494,297
Riverside County Public Financing Authority Tax Allocation, 5.00%, 10/1/35 (BAM)	1,655,000	1,950,135
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/27 (AG)	250,000	257,835
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/28 (AG)	500,000	528,977

Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/34 (AG)	1,000,000	1,162,442
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/35 (AG)	1,325,000	1,526,055
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/36 (AG)	1,000,000	1,149,304
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/37 (AG)	750,000	854,077
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	2,500,000	2,558,244
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	3,820,000	3,757,740
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(4)	465,000	441,151
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	501,003
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	874,888
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,311,086
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	3,930,328
Riverside Sewer Rev., 5.00%, 8/1/37	1,605,000	1,859,836
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,406,806
Riverside Sewer Rev., 5.00%, 8/1/38	2,400,000	2,761,675
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/40	575,000	595,265
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/45	1,400,000	1,446,068
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/40	1,275,000	1,333,787
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/45	1,500,000	1,547,033
RNR School Financing Authority Special Tax, (RNR School Financing Authority Community Facilities District No. 92-1), 5.00%, 9/1/34 (BAM)	1,035,000	1,177,641
RNR School Financing Authority Special Tax, (RNR School Financing Authority Community Facilities District No. 92-1), 5.00%, 9/1/35 (BAM)	1,000,000	1,141,711
RNR School Financing Authority Special Tax, (RNR School Financing Authority Community Facilities District No. 92-1), 5.00%, 9/1/36 (BAM)	1,325,000	1,507,495
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/36	1,000,000	1,023,084
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/37	1,100,000	1,125,211
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/38	1,000,000	1,022,783
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/38	250,000	267,491
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/43	425,000	443,669
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/44	565,000	586,414
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/40	250,000	264,013
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/45	1,500,000	1,550,162
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2021-1 Impt Area 1), 5.00%, 9/1/46(3)	275,000	283,636
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/34	250,000	267,882
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/39	1,000,000	1,051,257
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	550,000	563,967
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/40	1,260,000	1,304,811
Roseville Special Tax, (City of Roseville CA Creekview Phase 5 Community Facilities District No. 1), 5.00%, 9/1/40	285,000	296,356
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,080,566

Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,050,218
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,418,332
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,267,592
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,045,000	1,062,620
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	350,622
Roseville Joint Union High School District GO, 5.00%, 8/1/27(3)	1,630,000	1,657,913
Roseville Joint Union High School District GO, 5.00%, 8/1/28(3)	1,175,000	1,223,270
Roseville Joint Union High School District GO, 5.00%, 8/1/29(3)	985,000	1,047,137
Roseville Joint Union High School District GO, 5.00%, 8/1/30(3)	1,125,000	1,218,958
Roseville Joint Union High School District GO, 5.00%, 8/1/31(3)	1,200,000	1,322,466
Roseville Joint Union High School District GO, 5.00%, 8/1/32(3)	1,300,000	1,452,697
Roseville Joint Union High School District GO, 5.00%, 8/1/33(3)	1,450,000	1,643,131
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,693,528
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,254,372
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/27	570,000	576,197
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/29	710,000	728,595
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/30	265,000	273,377
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/31	220,000	226,236
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/32	315,000	322,920
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/34	560,000	570,195
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/36	660,000	666,476
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/41	1,000,000	984,362
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,522,800
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,048,537
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,164,377
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,046,253
Sacramento County Airport System Rev., 5.00%, 7/1/39	1,250,000	1,439,495
Sacramento County Airport System Rev., 5.00%, 7/1/40	3,000,000	3,436,669
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	6,531,734
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,230,353
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	8,135,788
Sacramento Municipal Utility District Rev., 5.00%, 11/15/41	4,350,000	4,876,954
Sacramento Municipal Utility District Rev., 5.00%, 11/15/42	1,000,000	1,111,617
Sacramento Municipal Utility District Rev., VRN, 5.00%, 8/15/49	3,850,000	4,379,301
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,376,685
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,346,340
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,036,250
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	677,880
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,027,105
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	872,397
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,025,556
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	717,282
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,023,823
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,056,215
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/38	1,300,000	1,463,573
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/46	3,500,000	3,853,709

San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/47	7,500,000	8,187,226
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,489,256
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,150,668
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	2,015,227
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 8/1/38	5,000,000	5,225,377
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 5/15/39	1,800,000	1,977,954
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Water Utility), 5.00%, 8/1/42	4,805,000	5,402,919
San Diego Public Facilities Financing Authority Rev., (City of San Diego Sewer Utility), 5.00%, 5/15/45	1,845,000	2,033,649
San Diego Public Facilities Financing Authority Rev., (City of San Diego Sewer Utility), 5.00%, 5/15/46	2,685,000	2,931,238
San Diego Unified School District GO, 5.00%, 7/1/31	500,000	560,646
San Diego Unified School District GO, 5.00%, 7/1/34	1,000,000	1,169,120
San Diego Unified School District GO, 5.00%, 7/1/41	1,040,000	1,247,499
San Diego Unified School District GO, 5.00%, 7/1/42	500,000	597,956
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	838,287
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,495,008
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	7,428,245
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,320,161
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/40	1,000,000	1,115,918
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,329,204
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/46(3)	6,250,000	6,788,940
San Francisco City & County Public Utilities Commission Wastewater Rev., 4.66%, 10/1/27	5,020,000	5,054,157
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.25%, 10/1/42	1,000,000	1,107,122
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	2,485,000	2,580,476
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/26	425,000	425,699
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/27	550,000	550,693
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/28	370,000	370,507
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/29 (AG)	1,980,000	2,135,264
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/30 (AG)	1,095,000	1,204,855
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31	400,000	400,461
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31 (AG)	1,095,000	1,225,566
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/32 (AG)	1,250,000	1,420,394
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/33 (AG)	1,290,000	1,485,097
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/34 (AG)	2,900,000	3,363,411
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/35 (AG)	1,150,000	1,343,294
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/36 (AG)	1,240,000	1,436,385
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/37 (AG)	2,160,000	2,489,865
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/38 (AG)	3,080,000	3,530,913
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/39 (AG)	645,000	736,030
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/40 (AG)	685,000	777,498

San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/39	2,500,000	2,988,457
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/40	1,310,000	1,575,195
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,552,360
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	7,809,000	8,081,587
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	1,730,000	1,783,264
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,436,813
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	962,159
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	520,000	520,309
San Jose Rev., (Berryessa Affordable Housing LP), VRN, 3.05%, 5/1/66	6,560,000	6,560,021
San Jose Rev., (La Moraga San Jose LP), 3.90%, 10/1/35 (FNMA)	4,871,000	4,963,320
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	5,000,000	5,027,938
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	151,359
San Luis Obispo County Financing Authority Rev., (County of San Luis Obispo CA), 5.50%, 11/15/47	4,000,000	4,350,150
San Mateo County Transit District Sales Tax Rev., VRDN, 2.35%, 6/1/26 (LOC: Bank of America N.A.)	670,000	670,000
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer), 5.00%, 8/1/36	1,885,000	2,012,147
San Mateo Foster City School District GO, 5.00%, 8/1/40	1,000,000	1,109,909
San Mateo Foster City School District GO, 5.00%, 8/1/41	1,150,000	1,267,274
San Mateo Foster City School District GO, 4.00%, 8/1/42	1,000,000	1,023,044
San Mateo Union High School District GO, Capital Appreciation, VRN, 0.00%, 9/1/33	2,000,000	2,055,127
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/28	1,345,000	1,410,298
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/29	1,345,000	1,439,216
Santa Barbara Community College District GO, 6.00%, 8/1/41	1,000,000	1,217,428
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/29	1,515,000	1,623,000
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/31	845,000	906,495
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/33	840,000	897,747
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/35	2,035,000	2,165,794
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/38	1,000,000	1,057,132
Santa Clara County Financing Authority Rev., (County of Santa Clara), 4.00%, 11/1/49	6,460,000	6,258,878
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26	2,000,000	2,022,343
Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,242,276
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,709,465
Santa Monica Redevelopment Agency Tax Allocation, (Santa Monica Redevelopment Agency Successor Agy Earthquake Recovery Redev Proj), 5.875%, 7/1/42	1,000,000	1,001,243
Santa Monica-Malibu Unified School District GO, 5.00%, 7/1/34	6,000,000	7,038,535
Santa Monica-Malibu Unified School District GO, 5.00%, 7/1/35	6,000,000	7,099,246
Santa Paula Special Tax, (City of Santa Paula CA Harvest Community Facilities District No. 1 Area A), 5.00%, 9/1/40	1,000,000	1,027,703
Shasta Union High School District GO, Capital Appreciation, 0.00%, 2/1/29(1)	10,000,000	9,287,083
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NPFG)	850,000	851,860
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NPFG)	1,325,000	1,327,492
South Bayside Waste Management Authority Rev., 5.00%, 9/1/29(AG), Prerefunded at 100% of Par(4)	80,000	85,957
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AG)	2,450,000	2,575,821
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/37	1,935,000	2,167,179
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/38	1,400,000	1,559,505
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,004,444
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,186,468
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,406,527
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/40	275,000	289,579
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/45	500,000	516,072
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	864,525
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System), VRN, 3.70%, 7/1/40	2,250,000	2,252,997
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/35	5,400,000	6,007,683

Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	6,250,000	6,453,086
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRDN, 1.75%, 6/1/26 (LOC: PNC Bank N.A.)	120,000	120,000
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRN, 5.00%, 7/1/53	7,150,000	7,486,274
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,296,728
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,267,506
Southwestern Community College District GO, 5.00%, 8/1/38(3)	1,500,000	1,739,867
Southwestern Community College District GO, 5.00%, 8/1/39(3)	3,000,000	3,456,722
State of California GO, 5.00%, 9/1/28	10,000,000	10,566,602
State of California GO, 5.00%, 11/1/28	5,000,000	5,303,249
State of California GO, 5.00%, 9/1/31	3,685,000	4,120,284
State of California GO, 5.00%, 8/1/33	7,000,000	8,038,977
State of California GO, 4.00%, 3/1/36	700,000	748,375
State of California GO, 4.00%, 3/1/37	825,000	871,709
State of California GO, 4.00%, 3/1/37	10,100,000	10,364,711
State of California GO, 4.00%, 9/1/37	1,250,000	1,310,130
State of California GO, 4.00%, 3/1/38	1,000,000	1,046,741
State of California GO, 4.00%, 3/1/38	5,000,000	5,108,479
State of California GO, 5.00%, 9/1/39	5,000,000	5,611,066
State of California GO, 4.00%, 10/1/41	6,595,000	6,705,285
State of California GO, 5.00%, 3/1/42	1,000,000	1,119,570
State of California GO, 4.00%, 4/1/42	7,500,000	7,605,979
State of California GO, 4.00%, 9/1/42	1,000,000	1,015,026
State of California GO, 5.00%, 9/1/42	2,025,000	2,082,014
State of California GO, 5.00%, 9/1/42	4,000,000	4,355,676
State of California GO, 5.00%, 3/1/43	1,000,000	1,112,358
State of California GO, 5.25%, 8/1/44	2,510,000	2,797,808
State of California GO, VRDN, 2.25%, 6/1/26 (LOC: Barclays Bank PLC)	6,145,000	6,145,000
Stockton Public Financing Authority Rev., (City of Stockton CA Water), 5.00%, 10/1/30 (BAM)	1,000,000	1,056,592
Stockton Public Financing Authority Rev., (City of Stockton CA Water), 5.00%, 10/1/31 (BAM)	1,000,000	1,055,012
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AG)	1,500,000	1,509,828
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AG)	1,800,000	1,811,359
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AG)	1,825,000	1,835,967
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AG)	1,000,000	1,005,214
Stockton Unified School District GO, 5.00%, 8/1/35 (AG)	1,110,000	1,269,985
Stockton Unified School District GO, 5.00%, 8/1/35 (AG)	2,375,000	2,717,310
Stockton Unified School District GO, 5.00%, 8/1/36 (AG)	850,000	966,517
Stockton Unified School District GO, 5.00%, 8/1/36 (AG)	1,325,000	1,506,629
Stockton Unified School District GO, 5.00%, 8/1/39 (AG)	1,000,000	1,119,859
Stockton Unified School District GO, 5.00%, 8/1/40 (AG)	500,000	557,491
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/29	225,000	236,368
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/31	330,000	352,571
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/32	385,000	414,254
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/33	445,000	481,358
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AG)	500,000	518,599
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AG)	1,155,000	1,197,076
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AG)	765,000	790,635
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AG)	750,000	774,098
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/27 (AG)	1,060,000	1,090,738

Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/28 (AG)	1,130,000	1,188,435
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/28	425,000	438,332
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/33	3,220,000	3,316,156
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/38	3,270,000	3,339,893
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.25%, 9/1/38	700,000	745,408
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.625%, 9/1/43	1,400,000	1,486,550
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/26	1,185,000	1,190,877
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/28	1,310,000	1,349,187
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	800,000	838,456
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	1,440,000	1,501,885
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/31	750,000	777,590
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/31	1,025,000	1,071,613
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/33	815,000	843,056
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/34	300,000	309,575
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/35	300,000	308,146
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/37	700,000	719,666
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/38	320,000	326,569
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/39	1,000,000	1,022,962
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AG)	330,000	340,806
Tustin Financing Authority Special Tax, 5.00%, 9/1/28	325,000	341,952
Tustin Financing Authority Special Tax, 5.00%, 9/1/29	325,000	348,991
Tustin Financing Authority Special Tax, 5.00%, 9/1/30 (AG)	320,000	350,597
Tustin Financing Authority Special Tax, 5.00%, 9/1/31 (AG)	485,000	539,518
Tustin Financing Authority Special Tax, 5.00%, 9/1/32 (AG)	480,000	540,459
Tustin Financing Authority Special Tax, 5.00%, 9/1/33 (AG)	775,000	881,033
Tustin Financing Authority Special Tax, 5.00%, 9/1/34 (AG)	1,000,000	1,144,081
Tustin Financing Authority Special Tax, 5.00%, 9/1/35 (AG)	700,000	806,458
University of California Rev., 5.00%, 11/15/28	10,000,000	10,605,956
University of California Rev., 5.00%, 5/15/29	4,000,000	4,287,250
University of California Rev., 5.00%, 5/15/29	14,500,000	15,541,281
University of California Rev., 5.00%, 5/15/30	7,610,000	8,322,800
University of California Rev., 5.00%, 5/15/37	10,500,000	11,953,251
University of California Rev., 5.25%, 5/15/37	5,000,000	5,873,859
University of California Rev., 5.25%, 5/15/40	1,500,000	1,822,135
University of California Rev., 5.25%, 11/15/41	2,000,000	2,308,625
University of California Rev., 5.00%, 5/15/42	2,500,000	2,637,604
University of California Rev., 5.00%, 5/15/42	7,500,000	8,190,327
University of California Rev., VRDN, 2.35%, 6/1/26	500,000	500,000

University of California College of the Law San Francisco Rev., 5.00%, 4/1/27(AG), Prerefunded at 100% of Par(4)	1,045,000	1,065,277
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,552,650
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,513,055
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,001,240
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.00%, 9/1/40	275,000	284,692
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.00%, 9/1/45	810,000	823,800
Walnut Energy Center Authority Rev., 5.00%, 1/1/27	1,645,000	1,670,812
Washington Township Health Care District GO, 5.25%, 8/1/37	150,000	170,835
Washington Township Health Care District GO, 5.25%, 8/1/38	200,000	227,045
Washington Township Health Care District GO, 5.25%, 8/1/39	300,000	338,890
Washington Township Health Care District GO, 5.25%, 8/1/40	500,000	564,358
Washington Township Health Care District Rev., 5.00%, 7/1/41	300,000	305,559
Washington Township Health Care District Rev., 5.00%, 7/1/42	250,000	253,450
Washington Township Health Care District Rev., 5.00%, 7/1/43	225,000	227,429
West Contra Costa Unified School District GO, 5.00%, 8/1/34 (BAM)	2,000,000	2,348,299
West Contra Costa Unified School District GO, 4.00%, 8/1/41 (BAM)	900,000	918,363
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/40 (AG)	800,000	891,510
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/45 (AG)	2,250,000	2,420,766
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,000,000	1,116,664
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,765,836
Whittier Union High School District GO, 4.00%, 8/1/43	2,000,000	2,032,839
Whittier Union High School District GO, 4.00%, 8/1/46	4,000,000	3,966,761
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/44	385,000	397,711
Windsor Joint Powers Financing Authority Rev., 5.00%, 11/1/56 (AG)	1,500,000	1,527,033
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	1,210,000	1,028,174
Yosemite Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/42	1,410,000	1,329,732
		2,219,421,368
Guam — 0.8%
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/30	100,000	105,839
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/31	100,000	106,676
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/32	100,000	107,108
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/33	100,000	107,919
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	500,702
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	917,639
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/35	605,000	671,022
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/36	585,000	643,996
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/37	820,000	896,961
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/38	1,010,000	1,098,833
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/39	1,000,000	1,098,777
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/40	1,105,000	1,205,265
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/41	555,000	599,071
Guam Power Authority Rev., 5.00%, 10/1/26	450,000	452,247
Guam Power Authority Rev., 5.00%, 10/1/27	300,000	306,319
Guam Power Authority Rev., 5.00%, 10/1/28	300,000	310,559
Guam Power Authority Rev., 5.00%, 10/1/29	400,000	419,504
Guam Power Authority Rev., 5.00%, 10/1/30	150,000	158,882
Guam Power Authority Rev., 5.00%, 10/1/34	750,000	815,200

Guam Power Authority Rev., 5.00%, 10/1/40	3,525,000	3,559,234
Territory of Guam Rev., 5.00%, 1/1/30	850,000	896,797
Territory of Guam Rev., 5.00%, 1/1/31	875,000	933,484
Territory of Guam Rev., 5.00%, 1/1/32	1,250,000	1,345,485
		17,257,519
Puerto Rico — 0.4%
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,581,310	998,202
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	6,000,000	5,982,985
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(1)	10,000,000	2,685,763
		9,666,950
TOTAL MUNICIPAL SECURITIES (Cost $2,223,671,503)		2,246,345,837
AFFILIATED FUNDS(7) — 0.5%
American Century California Municipal Bond ETF (Cost $10,360,308)	206,600	10,381,670
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $2,234,031,811)		2,256,727,507
OTHER ASSETS AND LIABILITIES — (0.7)%		(16,116,834)
TOTAL NET ASSETS — 100.0%		$2,240,610,673

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
CA MTG INS	–	California Mortgage Insurance Co.
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guarantee Corp.
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST INTERCEPT	–	State Intercept
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $89,198,672, which represented 4.0% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Security is in default.
(6)Non-income producing.
(7)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$2,246,345,837	—
Affiliated Funds	$10,381,670	—	—
	$10,381,670	$2,246,345,837	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended May 31, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	$5,859	$4,293	—	$230	$10,382	207	—	$264
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.